Income Taxes (Components Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Inventory	$ 46	$ 4
Accrued liabilities and allowances	129	124
Employee benefits	814	1,532
Capitalized items	144	210
Tax basis differences on investments	17	25
Depreciation tax basis differences on fixed assets	12	9
Undistributed non-U.S. earnings	(6)	(141)
Tax carryforwards	1,294	1,087
Business reorganization	39	12
Warranty and customer reserves	19	27
Deferred revenue and costs	159	197
Valuation allowances	(200)	(260)
Deferred charges	38	36
Other	(64)	(75)
Deferred tax assets (liabilities), total	$ 2,441	$ 2,787